Commitments, contingencies and guarantees - Maturity information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 4,315,743	¥ 4,023,893
Maximum potential payout /Notional	[1],[2]	281,605,308	260,885,770
Derivative contracts [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		72,346,752
Derivative contracts [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		96,669,268
Derivative contracts [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		33,747,897
Derivative contracts [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		78,841,391
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	80	92
Maximum potential payout /Notional	[3]	5,764	¥ 5,189
Standby letters of credit and other guarantees [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		11
Standby letters of credit and other guarantees [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		335
Standby letters of credit and other guarantees [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		5,417
Standby letters of credit and other guarantees [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		¥ 1

[1]	Credit derivatives are disclosed in Note 3 "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	The amounts of collaterals held in connection with standby letters of credit and other guarantees as of March 31, 2018 and March 31, 2019 was \2,559 million and \2,481 million, respectively.